Long-term debt (Schedule of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Capital lease obligations	$ 6,503	$ 4,539
Other long-term borrowings	16,676	22,900
Subtotal	636,248	640,508
Deferred financing costs	(4,019)	(4,641)
Total	630,260	633,501
Current portion of long-term debt	3,836	4,359
Long-term debt, excluding current portion	626,424	629,142
2027 Notes
Debt Instrument [Line Items]
Notes payable	265,000	265,000
Deferred financing costs			$ (3,001)
2023 Notes
Debt Instrument [Line Items]
Notes payable	348,069	348,069
Discount on 2023 Notes	(3,156)	(3,804)
Premium on 2023 Notes	$ 1,187	$ 1,438
Deferred financing costs				$ (3,313)